Reinsurance (Tables)	12 Months Ended
Dec. 31, 2025
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses
The effect of assumed and ceded reinsurance on premiums written, premiums earned and losses and loss adjustment expenses for the twelve months ended December 31, 2025, 2024 and 2023 was as follows:

	Twelve Months Ended December 31,
	2025	2024	2023

	($ in millions)
Premiums written:
Insurance	$2,768.1	$2,723.5	$2,446.6
Reinsurance	1,905.1	1,885.8	1,521.0
Ceded	(1,837.2)	(1,666.7)	(1,385.7)
Net written premiums	$2,836.0	$2,942.6	$2,581.9

Premiums earned:
Insurance	$2,752.2	$2,565.7	$2,444.8
Reinsurance	1,850.0	1,822.1	1,562.0
Ceded	(1,770.3)	(1,498.1)	(1,392.3)
Net earned premiums	$2,831.9	$2,889.7	$2,614.5

Losses and loss adjustment expenses:
Insurance	$(1,647.2)	$(1,759.1)	$(1,644.5)
Reinsurance	(985.9)	(915.8)	(707.2)
Ceded	1,086.4	957.1	798.7
Losses and loss adjustment expenses	$(1,546.7)	$(1,717.8)	$(1,553.0)